Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Statement [Abstract]
Revenue	$ 5,804,369	$ 172,661
Cost of goods sold	3,133,139	43,634
Gross profit	2,671,230	129,027
Operating expenses:
General and administrative	6,764,453	1,563,328
Research and development	1,446,203	850,261
Sales and marketing	3,671,865	2,721,981
Acquisition and integration	1,154,857	2,038,130
Depreciation and amortization	36,463
Total operating expenses	13,073,841	7,173,700
Loss from operations	(10,402,611)	(7,044,673)
Other expenses:
Interest expense	(404,624)
Change in fair value of SAFE notes	(17,368,415)	(14,492,176)
Change in fair value of derivative liabilities	158,241
Business combination transaction costs	(2,726,183)
Loss on extinguishment of debt	(5,728,295)
Loss on issuance of shares	(246,184)
Total other expenses	(26,315,460)	(14,492,176)
Loss before income taxes	(36,718,071)	(21,536,849)
Provision for income taxes		581
Net loss	$ (36,718,071)	$ (21,537,430)
Net loss per share
Basic (in Dollars per share)	$ (1.78)	$ (1.78)
Diluted (in Dollars per share)	$ (1.78)	$ (1.78)
Weighted average number of shares
Basic (in Shares)	20,579,971	12,124,303
Diluted (in Shares)	20,579,971	12,124,303